Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 9, 2011
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001100663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 9, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 14, 2011
Prospectus Date	rr_ProspectusDate	Nov 14, 2011

iShares S&P International Preferred Stock Index Fund
iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND Ticker: IPFF Stock Exchange: NYSE Arca
Investment Objective

The iShares S&P International Preferred Stock Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P International Preferred Stock IndexTM (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares S&P International Preferred Stock Index Fund	0.55%	none	none	0.55%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years
iShares S&P International Preferred Stock Index Fund	56	176

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Underlying Index measures the performance of a select group of preferred stocks from non-U.S. developed market issuers and traded in non-U.S. developed market venues as defined by the index provider. Securities listed in emerging markets are excluded. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock. The Underlying Index includes developed-market preferred stocks with a market capitalization over  $100 million that meet minimum price, liquidity, trading volume, maturity and other requirements determined by the sponsor of the Underlying Index (the "Index Provider"). The Underlying Index excludes certain issues of preferred stock, such as those that are issued by special ventures (e.g., toll roads or dam operators) or structured products that are linked to indexes or other stocks.

In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of a company's liquidation.

Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance. The Underlying Index may include many different categories of preferred stock, such as floating and fixed rate preferreds, cumulative and non-cumulative preferreds or preferred stocks with a callable or conversion feature.

As of the close of business on October 24, 2011, the Underlying Index was concentrated in the financial industry group, which compromised approximately 85% of the market capitalization of the Underlying Index. Component companies include energy, financial and utility companies.

In addition, the Underlying Index is currently concentrated in Canadian issues, with approximately 74% of the market capitalization of the Underlying Index comprised of Canadian issuances as of the close of business on October 24, 2011. As of that date, the Underlying Index also included securities of issuers in New Zealand, Singapore, Sweden and the United Kingdom.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index, and in futures contracts, options on futures contracts, options and swaps, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by the Index Provider that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular issuer, region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including, without limitation, changes in commodity prices, government regulations, energy conservation efforts and potential civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Interest Rate Risk. Many preferred stocks pay dividends at a fixed rate, and therefore, an increase in interest rates may cause the value of preferred stocks held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.

Preferred Stock Risk. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund's investments to decline.

Risk of Investing in Canada. The Fund's investment in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, European Union countries and China. As a result, the Canadian economy is significantly affected by developments in the economies of these countries.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

Small-Capitalization Companies Risk. The Fund may invest in the securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments and their securities may be more volatile and less liquid.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Utilities Sector Risk. The utilities sector is subject to significant government regulations and review. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information
As of the date of the Fund's prospectus (the "Prospectus"), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Nov 14, 2011
iShares S&P International Preferred Stock Index Fund | iShares S&P International Preferred Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	176
iShares S&P International Preferred Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND Ticker: IPFF Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares S&P International Preferred Stock Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P International Preferred Stock IndexTM (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of a select group of preferred stocks from non-U.S. developed market issuers and traded in non-U.S. developed market venues as defined by the index provider. Securities listed in emerging markets are excluded. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock. The Underlying Index includes developed-market preferred stocks with a market capitalization over  $100 million that meet minimum price, liquidity, trading volume, maturity and other requirements determined by the sponsor of the Underlying Index (the "Index Provider"). The Underlying Index excludes certain issues of preferred stock, such as those that are issued by special ventures (e.g., toll roads or dam operators) or structured products that are linked to indexes or other stocks.

In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of a company's liquidation.

Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance. The Underlying Index may include many different categories of preferred stock, such as floating and fixed rate preferreds, cumulative and non-cumulative preferreds or preferred stocks with a callable or conversion feature.

As of the close of business on October 24, 2011, the Underlying Index was concentrated in the financial industry group, which compromised approximately 85% of the market capitalization of the Underlying Index. Component companies include energy, financial and utility companies.

In addition, the Underlying Index is currently concentrated in Canadian issues, with approximately 74% of the market capitalization of the Underlying Index comprised of Canadian issuances as of the close of business on October 24, 2011. As of that date, the Underlying Index also included securities of issuers in New Zealand, Singapore, Sweden and the United Kingdom.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index, and in futures contracts, options on futures contracts, options and swaps, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by the Index Provider that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular issuer, region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including, without limitation, changes in commodity prices, government regulations, energy conservation efforts and potential civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Interest Rate Risk. Many preferred stocks pay dividends at a fixed rate, and therefore, an increase in interest rates may cause the value of preferred stocks held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.

Preferred Stock Risk. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund's investments to decline.

Risk of Investing in Canada. The Fund's investment in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, European Union countries and China. As a result, the Canadian economy is significantly affected by developments in the economies of these countries.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

Small-Capitalization Companies Risk. The Fund may invest in the securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments and their securities may be more volatile and less liquid.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Utilities Sector Risk. The utilities sector is subject to significant government regulations and review. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of the Fund's prospectus (the "Prospectus"), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of the Fund's prospectus (the "Prospectus"), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 14, 2011